Document And Entity Information - shares	9 Months Ended
	Jun. 30, 2016	Aug. 15, 2016
Document Information [Line Items]
Entity Registrant Name	NATIONAL HOLDINGS CORP
Entity Central Index Key	0001023844
Trading Symbol	nhld
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		12,440,035
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Amendment Flag	false